Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.53425%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$674,517.75

Principal:
Principal Collections	$13,651,118.44
Prepayments in Full	$6,192,855.97
Liquidation Proceeds	$290,943.68
Recoveries	$55,749.90
Sub Total	$20,190,667.99
Collections	$20,865,185.74

Purchase Amounts:
Purchase Amounts Related to Principal	$270,628.21
Purchase Amounts Related to Interest	$795.52
Sub Total	$271,423.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,136,609.47

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,136,609.47
Servicing Fee	$318,915.97	$318,915.97	$0.00	$0.00	$20,817,693.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,817,693.50
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,817,693.50
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,817,693.50
Interest - Class A-3 Notes	$144,822.61	$144,822.61	$0.00	$0.00	$20,672,870.89
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$20,531,039.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,531,039.22
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$20,474,064.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,474,064.55
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$20,431,684.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,431,684.97
Regular Principal Payment	$19,020,805.08	$19,020,805.08	$0.00	$0.00	$1,410,879.89
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,410,879.89
Residual Released to Depositor	$0.00	$1,410,879.89	$0.00	$0.00	$0.00
Total		$21,136,609.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,020,805.08
Total					$19,020,805.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,020,805.08	$50.39	$144,822.61	$0.38	$19,165,627.69	$50.77
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$19,020,805.08	$14.44	$386,008.53	$0.29	$19,406,813.61	$14.73

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$142,448,472.00	0.3773469	$123,427,666.92	0.3269607
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$329,888,472.00	0.2504201	$310,867,666.92	0.2359813

Pool Information
Weighted Average APR	2.234%	2.226%
Weighted Average Remaining Term	30.15	29.32
Number of Receivables Outstanding	29,320	28,501
Pool Balance	$382,699,161.76	$362,002,529.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$356,235,245.38	$337,214,440.30
Pool Factor	0.2676221	0.2531489

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$24,788,089.09
Targeted Overcollateralization Amount	$51,134,862.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,134,862.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	33
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$291,086.07
(Recoveries)		114	$55,749.90
Net Loss for Current Collection Period			$235,336.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7379%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7146%
Second Prior Collection Period			0.6635%
Prior Collection Period			0.5119%
Current Collection Period			0.7584%
Four Month Average (Current and Prior Three Collection Periods)			0.6621%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,917	$12,125,545.97
(Cumulative Recoveries)			$1,632,390.87
Cumulative Net Loss for All Collection Periods			$10,493,155.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7338%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,156.85
Average Net Loss for Receivables that have experienced a Realized Loss			$3,597.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	336	$5,105,559.26
61-90 Days Delinquent	0.13%	30	$474,632.00
91-120 Days Delinquent	0.07%	12	$257,387.92
Over 120 Days Delinquent	0.17%	31	$629,654.71
Total Delinquent Receivables	1.79%	409	$6,467,233.89

Repossession Inventory:
Repossessed in the Current Collection Period		16	$265,200.84
Total Repossessed Inventory		23	$428,784.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2850%
Prior Collection Period			0.2729%
Current Collection Period			0.2561%
Three Month Average			0.2713%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3762%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	33

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer